UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

1031 South Caldwell Street, Suite 200  Charlotte, NC 28203

(Address of principal executive offices)(Zip code)

1031 South Caldwell Street, Suite 200  Charlotte, NC 28203

(Name and address of agent for service)

Registrant's telephone number, including area code: 704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

August 31,2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Queens Road Small Cap Value Fund
	Schedule of Investments
	August 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 78.21%

Aircraft Part & Auxiliary Equipment - 0.58%
11,200	Ducommun, Inc.	$ 215,040

Application Software - 1.34%
72,900	Epicor Software Corp. *	494,991

Auto Parts & Equipment - 1.81%
27,769	ATC Technology Corp. *	669,788

Computer Peripheral Equipment, NEC - 0.21%
8,700	Radisys Corp. *	78,822

Computer Storage & Preipherals - 1.35%
58,300	Imation Corp. *	499,048

Construction & Farm Machinery - 0.51%
7,626	Oshkosh Corp. *	189,735

Crude Petroleum & Natural Gas - 0.60%
38,900	Vaalco Energy, Inc. *	221,341

Electric Utilites - 1.24%
12,350	MGE Energy, Inc.	460,902

Fats & Oils - 1.83%
90,000	Darling International, Inc. *	677,700

Fire, Marine & Casulty Insurance - 1.62%
60,700	Hilltop Holdings, Inc. *	598,502

Food Retail - 0.55%
2,317	Arden Group, Inc. Class-A	202,691

Footwear - 1.61%
52,400	K-Swiss, Inc. Class-A *	595,788

Gas Utilities - 3.58%
18,900	Piedmont Natural Gas Co., Inc.	515,592
29,300	UGI Corp.	808,680
		1,324,272
Health Care Distributors & Services - 1.16%
16,080	Owens & Minor, Inc.	428,693

Health Care Supplies - 1.02%
2,703	Atrion Corp.	376,366

Home Health Care Service - 0.82%
6,100	Chemed Corp.	304,390

In Vitro & In Vivo Diagnostic Substances - 1.42%
30,000	Immucor, Inc. *	527,100

Industrial Machinery - 4.02%
24,278	Chart Industries, Inc. *	386,506
20,875	Graco, Inc.	582,621
33,202	Hurco Co., Inc. *	518,947
		1,488,074
Information Technology, Electronic Manufacturing Services - 3.09%
25,400	Park Electrochemical Corp.	607,060
65,100	TTM Technologies, Inc. *	536,424
		1,143,484
Insurance Brokers - 1.27%
30,000	American Safety Insurance Holdings Ltd. *	468,900

Investment Holding Company - 1.98%
46,900	Central Fund of Canada Ltd.	731,640

Measuring & Controlling Devices, NEC - 1.80%
17,500	Cubic Corp.	668,325

Metal Mining - 0.79%
50,000	Jaguar Mining, Inc. *	294,000

Mining & Quarrying of Nonmetallic Minerals - 1.63%
128,650	Usec, Inc. *	604,655

Multi-Line Insurance - 1.33%
30,000	Horace Mann Educators Corp.	492,000

National Commercial Banks - 0.83%
6,000	Cullen Frost Bankers, Inc.	307,500

Natural Gas Distribution - 1.86%
18,520	New Jersey Resources Corp.	689,129

Networking Equipment - 0.64%
12,850	Bel Fuse, Inc. Class-B	238,111

Office Services & Supplies - 1.38%
11,371	United Stationers, Inc. *	510,444

Oil & Gas Exploration & Production - 1.37%
13,400	SM Energy Co.	509,066

Orthopedic, Prosthetic &Surgical Appliances & Supplies - 1.55%
20,000	Steris Corp.	575,400

Packaged Foods - 1.16%
10,000	Sanderson Farms, Inc.	430,300

Personal Products - 1.40%
31,700	Inter Parfums, Inc.	518,612

Pharmaceutical Preparations - 1.55%
77,600	Prestige Brands Holdings, Inc. *	574,240

Primary Smelting & Refining of Nonferrous Metals - 0.62%
29,100	Horsehead Holding Corp. *	229,890

Property & Casualty Insurance - 1.36%
9,500	Proassurance Corp. *	503,025

Publishing & Printing - 1.62%
25,545	Scholastic Corp.	598,519

Pumps & Pumping Equipment - 0.98%
15,300	Robbins & Myers, Inc.	361,998

Reinsurance - 2.49%
6,000	Endurance Specialty Holdings, Ltd.	221,040
17,400	Platinum Underwriters Holdings Ltd.	699,654
		920,694
Retail-Miscellaneous Shopping Goods Stores - 0.06%
4,100	Books-A-Million, Inc.	22,181

Retail-Radio, TV & Consumer Electronics Stores - 1.92%
38,500	Radioshack Corp.	711,480

Semi-Conductors & Related Devices - 0.48%
20,000	Micrel, Inc.	176,400

Services-Advertising - 0.98%
12,400	Valassis Communications, Inc. *	363,444

Services-Computer Processing & Data Preparation - 2.73%
22,300	Acxiom Corp. *	276,409
18,000	DST Systems, Inc.	733,320
		1,009,729
Services-Personal Services - 0.53%
5,000	Unifirst Corp.	196,300

Services-Prepackaged Software - 3.31%
17,400	Progress Software Corp. *	464,754
52,500	Tibco Software, Inc. *	760,594
		1,225,348
Specialized Consumer Services - 0.62%
8,400	Plantronics, Inc.	229,404

Steel - 1.49%
19,500	Cleco Corp.	552,435

Sugar & Confectionery Products - 1.34%
39,203	Imperial Sugar Co.	495,918

Systems Software - 1.08%
82,916	Pervasive Software, Inc. *	398,826

Telephone & Telegraph Apparatus - 3.62%
16,000	Adtran, Inc.	502,880
118,000	Tellabs, Inc.	837,800
		1,340,680
Textile-Apparel Clothing - 0.98%
15,000	G-III Apparel Group Ltd. *	362,100

Wholesale-Apparel, Piece Goods & Notions - 1.27%
36,435	Delta Apparel, Inc. *	474,019

Wholesale-Computer & Peripheral Equipment & Software - 0.97%
10,000	Tech Data Corp. *	362,200

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 0.86%
10,000	Wesco International, Inc. *	322,800

TOTAL FOR COMMON STOCKS (Cost $25,263,728) - 78.21%		$ 28,966,439

EXCHANGE TRADED FUNDS - 2.84%
8,500	iShares Russell 2000 Value	477,700

TOTAL FOR EXCHANGE TRADED FUNDS(Cost $554,772) - 1.29%		$ 477,700

SHORT TERM INVESTMENTS - 20.56%
7,616,453	AIM Short Term Investments Company Prime Portfolio 0.16% ** (Cost $7,616,453)	7,616,453

TOTAL INVESTMENTS (Cost $33,434,953) - 100.06%		$ 37,060,592

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06%)		(22,229)

NET ASSETS - 100.00%		$ 37,038,363

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at August 31, 2010.

NOTES TO FINANCIAL STATEMENTS
Queens Road Small Cap Value Fund
1. SECURITY TRANSACTIONS
At August 31, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $33,434,953 amounted to $3,525,176, which consisted of aggregate gross unrealized appreciation of
$5,237,225 and aggregate gross unrealized depreciation of $1,712,049.

2. SECURITY VALUATION

Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which no sale was reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Trustees.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$28,966,439	$0	$0	$28,966,439
Exchange Traded Funds	$ 477,700	$0	$0	$477,700
Preferred Stocks	$0	$0	$0	$0
Cash Equivalents	$7,616,453	$0	$0	$7,616,453
Total	$37,060,592	$0	$0	$37,060,592

	Queens Road Value Fund
	Schedule of Investments
	August 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 83.30%

Aerospace & Defense - 1.28%
3,600	United Technologies Corp.	$ 234,756

Alternative Carriers - 0.84%
5,166	Time Warner, Inc.	154,877

Apparel & Accessories - 1.35%
3,500	V.F. Corp.	246,995

Banks - 0.23%
2,000	US Bancorp	41,600

Broadcasting & Cable TV - 1.54%
20,490	CBS Corp. Class-B	283,172

Computer Communications Equipment - 1.09%
10,000	Cisco Systems Inc. *	199,850

Computer Hardware - 5.75%
30,000	Dell, Inc. *	353,100
7,000	Hewlett-Packard Co.	269,150
3,500	International Business Machines Corp.	430,955
		1,053,205
Computer Storage & Peripherals - 1.99%
20,000	EMC Corp. *	364,800

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.76%
5,000	Kimberly Clark Corp.	322,000

Electric Utilites - 8.23%
20,900	Duke Energy Corp.	359,062
13,000	Exelon Corp.	529,360
10,700	Progress Energy, Inc.	459,137
4,400	Southern Co.	161,436
		1,508,995
Environmental Services - 1.81%
10,000	Waste Connections, Inc.	330,900

Financial Services - 1.74%
8,000	American Express Co.	318,960

Financials-Asset Management & Custody Banks - 3.01%
7,000	Bank of New York Co., Inc.	169,820
3,900	T. Rowe Price Group, Inc.	170,781
6,000	State Street Corp.	210,480
		551,081
Food & Kindred Products - 3.03%
4,000	Kraft Foods, Inc.	119,640
16,400	Unilever PLC	435,584
		555,224
Health Care Distributors & Services - 1.16%
4,300	Wellpoint, Inc. *	213,527

Household Products - 4.95%
5,900	Clorox Co.	382,438
8,800	Procter & Gamble Co.	525,096
		907,534
Housewares & Specialties - 1.56%
6,380	Fortune Brands, Inc.	285,760

Industrial Conglomerates - 1.42%
3,162	Covidien Ltd.	111,745
4,000	Tyco International Ltd.	149,120
		260,865
Industrial Instruments For Measurement, Display And Control - 0.46%
2,300	Danaher Corp.	83,559

Industrial Machinery - 1.81%
10,200	Ingersoll-Rand Co. Ltd.	331,806

Integrated Oil & Gas - 1.52%
4,700	Exxon Mobil Corp.	277,817

Integrated Telecommunication Services - 2.26%
11,100	AT&T, Inc.	300,033
10,000	Windstream Corp.	115,100
		415,133
Internet Software & Services - 2.61%
16,000	Intel Corp.	282,640
15,000	Yahoo! Inc. *	196,635
		479,275
Movies & Entertainment - 4.52%
11,500	Microsoft Corp.	269,848
44,500	News Corp. Class-A	558,920
		828,768
Multi-Sector Holdings - 2.19%
18,800	Leucadia National Corp. *	401,568

National Commercial Banks - 1.79%
9,000	JP Morgan Chase & Co.	327,240

Pharmaceuticals - 10.08%
5,000	Bristol Myers Squibb Co.	130,400
9,000	GlaxoSmithkline, PLC ADR	336,600
7,050	Johnson & Johnson	401,991
13,820	Merck & Co., Inc.	485,911
31,000	Pfizer, Inc.	493,210
		1,848,112
Property & Casualty Insurance - 5.40%
3	Berkshire Hathaway, Inc. Class-A *	356,025
21,400	Progressive Corp.	423,720
4,300	Travelers Co., Inc.	210,657
		990,402
Restaurants - 1.68%
4,225	McDonalds Corp.	308,678

Services-General Medical & Surgical Hospitals - 2.26%
11,900	Thomson Reuters Corp.	414,120

Surgical & Medical Instruments & Apparatus - 2.19%
5,100	3M Co.	400,605

Systems Software - 1.79%
24,000	Symantec Corp. *	327,120

TOTAL FOR COMMON STOCKS (Cost $14,999,868) - 83.30%		$ 15,268,304

EXCHANGE TRADED FUND - 2.00%
Gold & Silver Ores - 2.00%
30,000	iShares Comex Gold * (Cost $295,769)	366,600

SHORT TERM INVESTMENTS - 12.09%
2,216,607	AIM Short Term Investment Company Prime Portfolio 0.16% ** (Cost $2,216,607)	2,216,607

TOTAL INVESTMENTS (Cost $17,512,244) - 97.39%		17,851,511

OTHER ASSETS LESS LIABILITIES - 2.61%		477,970

NET ASSETS - 100.00%		$ 18,329,481

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at August 31, 2010.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Queens Road Value Fund
1. SECURITY TRANSACTIONS
At August 31, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $17,512,244 amounted to $339,263, which consisted of aggregate gross unrealized appreciation of
$1,678,150 and aggregate gross unrealized depreciation of $1,338,887.

2. SECURITY VALUATION

Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which no sale was reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Trustees.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$15,268,304	$0	$0	$15,268,304
Exchange Traded Funds	366,600	$0	$0	$366,600
Preferred Stocks	$0			$0
Cash Equivalents	$2,216,607	$0	$0	$2,216,607
Total	$17,851,511	$0	$0	$17,851,511

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date October 25, 2010

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date October 25, 2010

* Print the name and title of each signing officer under his or her signature.